Condensed Consolidated Statements of Cash Flow (Parenthetical) - PIPE financing [member] kr in Thousands	Jun. 09, 2026 SEK (kr)
IfrsStatementLineItems [Line Items]
Gross proceeds	kr 1,067,671
Exchange rate difference	kr 6,916